Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
Changes in the carrying amount of goodwill by reportable business segment are as follows:

	Canada	U.S.	Asia	Asset Management	Corporate	Total
Balance, January 1, 2022	$2,607	$1,108	$659	$1,959	$184	$6,517
Acquisitions (Note 3)	—	2,030	—	—	—	2,030
Impairment(1)	—	—	—	—	(170)	(170)
Foreign exchange rate movements	—	226	41	75	(14)	328
Balance, December 31, 2022	$2,607	$3,364	$700	$2,034	$—	$8,705
Acquisitions (Note 3)	162	104	—	134	—	400
Disposition	(21)	—	—	—	—	(21)
Foreign exchange rate movements	—	(79)	(16)	(20)	—	(115)
Balance, December 31, 2023	$2,748	$3,389	$684	$2,148	$—	$8,969

(1)    The sale of Sun Life UK resulted in an impairment charge of $170 for the UK CGU within Corporate in the year ended December 31, 2022. See Note 3 for details.
The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2023	2022
Canada	$2,748	$2,607
U.S.
Group Benefits	1,106	1,132
Dental	2,283	2,232
Asia	684	700
Asset Management
MFS	503	513
SLC Management	1,645	1,521
Total	$8,969	$8,705

Disclosure of reconciliation of changes in and components of intangible assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2022	$1,265	$2,367	$1,081	$4,713
Additions	206	23	—	229
Acquisitions	232	999	—	1,231
Disposals	(1)	—	—	(1)
Foreign exchange rate movements	59	153	36	248
Balance, December 31, 2022	$1,761	$3,542	$1,117	$6,420
Additions	126	261	46	433
Acquisitions	—	368	67	435
Foreign exchange rate movements	(11)	(73)	(8)	(92)
Balance, December 31, 2023	$1,876	$4,098	$1,222	$7,196
Accumulated amortization and impairment losses
Balance, January 1, 2022	$(615)	$(705)	$(23)	$(1,343)
Amortization charge for the year	(113)	(174)	—	(287)
Disposals	1	—	—	1
Impairment of intangible assets	(16)	(2)	—	(18)
Foreign exchange rate movements	(22)	(25)	(2)	(49)
Balance, December 31, 2022	$(765)	$(906)	$(25)	$(1,696)
Amortization charge for the year	(113)	(231)	—	(344)
Impairment of intangible assets	—	—	(5)	(5)
Foreign exchange rate movements	6	15	2	23
Balance, December 31, 2023	$(872)	$(1,122)	$(28)	$(2,022)
Net carrying amount, end of period:
As at December 31, 2022	$996	$2,636	$1,092	$4,724
As at December 31, 2023	$1,004	$2,976	$1,194	$5,174

The components of the intangible assets are as follows:

As at December 31,	2023	2022
Finite life intangible assets:
Distribution, sales potential of field force	$258	$281
Client relationships and asset administration contracts	2,718	2,355
Internally generated software	1,004	996
Total finite life intangible assets	3,980	3,632
Indefinite life intangible assets:
Fund management contracts(1)	1,194	1,092
Total indefinite life intangible assets	1,194	1,092
Total intangible assets	$5,174	$4,724

(1)     Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.